Long-term debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Loans	$ 1,788,115	$ 1,605,654
Less: Deferred finance costs, net	(8,059)	(8,495)
Total long-term debt	1,780,056	1,597,159
Less: Current portion of debt	(295,490)	(245,475)
Add: Deferred finance costs, current portion	2,797	2,739
Long-term debt, net of current portion and deferred finance costs	$ 1,487,363	$ 1,354,423